GEOGRAPHIC INFORMATION AND MAJOR CUSTOMER DATA (Revenues) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	$ 10,767	$ 12,386	$ 17,155
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	6,229	5,883	8,948
United Kingdom [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	2,691	4,991	5,754
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	$ 1,847	$ 1,512	$ 2,453